Shareholder Report, Average Annual Return (Details)	7 Months Ended	9 Months Ended	12 Months Ended	23 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000261751
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Asia Defense Fund $10,027
C000112567
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree China ex-State-Owned Enterprises Fund $17,976
C000145138
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $21,032
C000042129
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets High Dividend Fund $23,254
C000202064
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Multifactor Fund $15,544
C000128625
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Quality Dividend Growth Fund $19,572
C000053725
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets SmallCap Dividend Fund $22,979
C000261324
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree GeoAlpha Opportunities Fund $11,225
C000261749
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Global Defense Fund $10,646
C000033619
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Global ex-U.S. Quality Growth Fund $21,113
C000033635
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Global High Dividend Fund $23,965
C000057625
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree India Earnings Fund $23,264
C000248668
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree India Hedged Equity Fund $9,726
C000042148
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree New Economy Real Estate Fund $12,083
MSCI AC Asia Pacific USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC Asia Pacific USD Index
Average Annual Return, Percent	4.81%
MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI China Index
Average Annual Return, Percent			3.85%		(4.91%)		5.07%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%		3.69%		7.80%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%		3.69%		7.80%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%		3.69%	6.11%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%		3.69%		7.80%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%		3.69%		7.80%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index
Average Annual Return, Percent		7.34%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index
Average Annual Return, Percent	1.44%
MSCI AC World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World ex-USA Index
Average Annual Return, Percent			24.91%		7.02%		8.38%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index
Average Annual Return, Percent			20.01%		9.49%		11.33%
MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI India Index
Average Annual Return, Percent			(13.43%)		4.53%		7.80%
MSCI India Index (Local)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI India Index (Local)
Average Annual Return, Percent			(3.94%)	(0.66%)
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			18.90%		10.27%		11.80%
WisdomTree Asia Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.86%
WisdomTree China ex-State-Owned Enterprises Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.49%		(8.84%)		6.11%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.32%		1.34%		8.28%
MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.65%		6.14%		7.27%
WisdomTree Emerging Markets High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.10%		9.17%		9.73%
MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.55%		6.68%		8.13%
WisdomTree Emerging Markets SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent			26.36%		8.25%		9.70%
WisdomTree GeoAlpha Opportunities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.81%
WisdomTree Global Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%
MSCI AC World ex-USA Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.77%		3.26%		7.56%
WisdomTree Global ex-U.S. Quality Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.78%		3.34%		8.37%
WisdomTree Global High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.16%		11.32%		8.94%
WisdomTree India Earnings Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(8.92%)		9.22%		10.92%
WisdomTree India Hedged Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.09%)	(0.92%)
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			0.13%		(4.00%)		(0.90%)
MSCI AC World ex-USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%		7.02%		8.38%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate/WisdomTree New Economy Real Estate Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.65%		(1.15%)		2.05%